Shareholders' Equity - Stock-based Compensation Expense and Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation Expense and Tax Benefit [Abstract]
Unrecognized stock-based compensation, total	$ 209
Stock-based compensation expense, pre-tax	123	123	85
Income tax benefit recognized in earnings	$ 47	$ 47	$ 33
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	31	30